Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000258474
Shareholder Report [Line Items]
Fund Name	Bitwise Bitcoin Standard Corporations ETF
Class Name	Bitwise Bitcoin Standard Corporations ETF
Trading Symbol	OWNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Bitcoin Standard Corporations ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ownbetf.com/materials. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin Standard Corporations ETF	$38	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 15,136,428
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 91,765
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$15,136,428
Total advisory fees paid	$91,765
Total number of portfolio holdings	27
Period portfolio turnover rate	34%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	57.1%
Financials	19.3%
Consumer Discretionary	13.9%
Communication Services	6.6%
Health Care	3.0%
Money Market Funds	7.7%
Liabilities in Excess of Other Assets	(7.6)%
Total	100.0%

C000261969
Shareholder Report [Line Items]
Fund Name	Bitwise Crypto Industry Innovators ETF
Class Name	Bitwise Crypto Industry Innovators ETF
Trading Symbol	BITQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bitqetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[2]
AssetsNet	$ 409,231,728
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,732,743
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$409,231,728
Total advisory fees paid	$1,732,743
Total number of portfolio holdings	32
Period portfolio turnover rate	46%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	58.6%
Financials	37.7%
Consumer Discretionary	3.2%
Money Market Funds	1.1%
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%

C000258470
Shareholder Report [Line Items]
Fund Name	Bitwise COIN Option Income Strategy ETF
Class Name	Bitwise COIN Option Income Strategy ETF
Trading Symbol	ICOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise COIN Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.icoietf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise COIN Option Income Strategy ETF	$41	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%	[3]
AssetsNet	$ 17,833,902
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 109,044
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$17,833,902
Total advisory fees paid	$109,044
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	2.5%
Money Market Funds	7.8%
Other Assets in Excess of Liabilities	89.7%
Total	100.0%

C000263326
Shareholder Report [Line Items]
Fund Name	Bitwise CRCL Option Income Strategy ETF
Class Name	Bitwise CRCL Option Income Strategy ETF
Trading Symbol	ICRC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise CRCL Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.icrcetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise CRCL Option Income Strategy ETF	$41	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%	[4]
AssetsNet	$ 352,485
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 3,056
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$352,485
Total advisory fees paid	$3,056
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	0.3%
Money Market Funds	19.9%
Other Assets in Excess of Liabilities	79.8%
Total	100.0%

C000262782
Shareholder Report [Line Items]
Fund Name	Bitwise Ethereum Option Income Strategy ETF
Class Name	Bitwise Ethereum Option Income Strategy ETF
Trading Symbol	IETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Ethereum Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.iethetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Ethereum Option Income Strategy ETF	$37	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%	[5]
AssetsNet	$ 478,641
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 3,398
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$478,641
Total advisory fees paid	$3,398
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	2.3%
Money Market Funds	11.1%
Other Assets in Excess of Liabilities	86.6%
Total	100.0%

C000261247
Shareholder Report [Line Items]
Fund Name	Bitwise GME Option Income Strategy ETF
Class Name	Bitwise GME Option Income Strategy ETF
Trading Symbol	IGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise GME Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.igmeetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise GME Option Income Strategy ETF	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[6]
AssetsNet	$ 1,146,870
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 7,213
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$1,146,870
Total advisory fees paid	$7,213
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	5.7%
Money Market Funds	3.4%
Other Assets in Excess of Liabilities	90.9%
Total	100.0%

C000258471
Shareholder Report [Line Items]
Fund Name	Bitwise MARA Option Income Strategy ETF
Class Name	Bitwise MARA Option Income Strategy ETF
Trading Symbol	IMRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise MARA Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.imraetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MARA Option Income Strategy ETF	$54	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%	[7]
AssetsNet	$ 2,226,655
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 13,750
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$2,226,655
Total advisory fees paid	$13,750
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	11.3%
Money Market Funds	3.9%
Other Assets in Excess of Liabilities	84.8%
Total	100.0%

C000258472
Shareholder Report [Line Items]
Fund Name	Bitwise MSTR Option Income Strategy ETF
Class Name	Bitwise MSTR Option Income Strategy ETF
Trading Symbol	IMST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise MSTR Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.imstetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MSTR Option Income Strategy ETF	$39	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%	[8]
AssetsNet	$ 8,247,051
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 74,088
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$8,247,051
Total advisory fees paid	$74,088
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	0.4%
Money Market Funds	21.0%
Other Assets in Excess of Liabilities	78.6%
Total	100.0%

C000267564
Shareholder Report [Line Items]
Fund Name	Bitwise Proficio Currency Debasement ETF
Class Name	Bitwise Proficio Currency Debasement ETF
Trading Symbol	BPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Proficio Currency Debasement ETF for the period from January 21, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bproetf.com. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Proficio Currency Debasement ETF	$33Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund began accruing expenses during the reporting period. Expense for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 33	[9]
Expense Ratio, Percent	0.85%	[10]
AssetsNet	$ 95,260,558
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 375,422
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$95,260,558
Total advisory fees paid	$375,422
Total number of portfolio holdings	17
Period portfolio turnover rate	119%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Gold	47.1%
U.S. Treasury	23.8%
Silver	10.9%
Silver Miner	7.9%
Gold Miner	5.4%
Bitcoin	4.8%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

C000240952
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Trading Symbol	BITC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$42	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[11]
AssetsNet	$ 14,525,660
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 65,195
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$14,525,660
Total advisory fees paid	$65,195
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
U.S. Treasury Bill	92.6%
Money Market Funds	7.4%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000243870
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Trading Symbol	AETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1-415-707-3663.
Additional Information Phone Number	1-415-707-3663
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$38	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.85%	[12]
AssetsNet	$ 4,390,236
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 26,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$4,390,236
Total advisory fees paid	$26,489
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
U.S Treasury Bills	91.0%
Money Market Funds	8.8%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	The Fund began accruing expenses during the reporting period. Expense for a full reporting period would be higher than the amount shown.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.